Net Loss per Share - Narrative (Details) - shares	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Earnings Per Share [Abstract]
Anti-dilutive shares, excluded from computation of diluted net loss per share	2,300,000	2,900,000